Taxes on Income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Taxes [Line Items]
Possible reduction of income tax expense from continuing operations, net of federal tax benefit, if uncertain tax matters are resolved in favor of the company	$ 8